FV Measurements (Tables)	12 Months Ended
Dec. 31, 2024
FV Measurements [Abstract]
Classification of Fair Value of Derivatives
As at December 31, 2024
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

15 $

3 $ -

$

18

FX forwards
-

27 -

27

15

30 -

45
HFT derivatives:

Power swaps and physical contracts

2

23

5

30

Natural gas swaps, futures, forwards, physical

contracts and related transportation

13

52

27

92

15

75

32

122
Less: Derivatives classified as held for sale
(1)
-

(1) -

(1)
Total assets

30

104

32

166
Liabilities
Regulatory deferral:

Commodity swaps and forwards
$

18 $

19 $ -

$

37

FX forwards
-

3 -

3

18

22 -

40
HFT derivatives:

Power swaps and physical contracts

2

21

4

27

Natural gas swaps, futures, forwards and physical

contracts
(11)

89

437

515
(9)

110

441

542
Other derivatives:

FX forwards
-

34 -

34

Equity derivatives

2 -

-

2

2

34 -

36
Less: Derivatives classified as held for sale
(1)
-

(1) -

(1)
Total liabilities

11

165

441

617
Net assets (liabilities)

$

19 $ (61) $ (409) $ (451)
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale. For further details

on the pending transaction, refer to note 4
As at December 31, 2023
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

7 $

6 $ -

$

13

FX forwards
-

3 -

3

7

9 -

16
HFT derivatives:

Power swaps and physical contracts
(5)

23 -

18

Natural gas swaps, futures, forwards, physical

contracts and related transportation

42

108

34

184

37

131

34

202
Other derivatives:

FX forwards
-

18 -

18

Equity derivatives

4 -

-

4

4

18 -

22
Total assets

48

158

34

240
Liabilities
Regulatory deferral:

Commodity swaps and forwards

43

30 -

73

FX forwards
-

3 -

3

43

33 -

76
HFT derivatives:

Power swaps and physical contracts
-

24 -

24

Natural gas swaps, futures, forwards and physical

contracts

13

19

365

397

13

43

365

421
Other derivatives:

FX forwards
-

7 -

7
-

7 -

7
Total liabilities

56

83

365

504
Net assets (liabilities) $ (8) $

75 $ (331) $ (264)

Change in Fair Value of Level 3 Financial Assets and Liabilities
The change in the FV of the Level 3 financial assets and liabilities for the year ended December 31, 2024
was as follows:
HFT Derivatives
millions of dollars Power
Natural gas

Total
Assets
Balance, beginning of period $ -

$

34 $

34
Total

realized and unrealized gains (losses) included in non-regulated operating revenues

5 (7) (2)
Balance, December 31, 2024

$

5 $ 27 $

32
Liabilities
Balance, beginning of period $ -

$

365 $

365
Total

realized and unrealized gains (losses) included in non-regulated operating revenues

4

72

76
Balance, December 31, 2024

$

4 $ 437 $

441

Quantitative Information About Significant Unobservable Inputs Used in Level 3 Measurements
Significant
Weighted

millions of dollars FV Unobservable Input Low High average
(1)
Assets Liabilities
As at December 31, 2024
HFT derivatives – Power

5 4 Third-party pricing $25.60 $139.65 $82.63
swaps and physical contracts
HFT derivatives – Natural

27 437 Third-party pricing $2.20 $17.54 $8.57
gas swaps, futures, forwards

and physical contracts

Total $ 32 $ 441
Net liability $ 409
As at December 31, 2023
HFT derivatives – Natural

34 365 Third-party pricing $1.27 $16.25 $4.85
gas swaps, futures, forwards

and physical contracts

Total $ 34 $ 365
Net liability $ 331
(1) Unobservable inputs were weighted by the

relative FV of the instruments.

Financial Liabilities not Measured at Fair Value on Consolidated Balance Sheets
Long-term debt is a financial liability not measured at

FV on the Consolidated Balance Sheets. The
balance consisted of the following:
As at Carrying
millions of dollars Amount FV Level 1 Level 2 Level 3 Total
December 31, 2024 $

18,407 $

17,941 $ -

$

17,688 $

253 $

17,941
December 31, 2023 $

18,365 $

16,621 $ -

$

16,363 $

258 $

16,621